Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Attributable to equity holders of the Company	Common shares	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Non-controlling interests
Number of shares (in shares) at Mar. 31, 2021			293,355,463
Balances, beginning of year at Mar. 31, 2021	$ 3,212.8	$ 3,140.5	$ 1,516.2	$ 22.5	$ 58.1	$ 1,543.7	$ 72.3
Net income	150.0	141.7				141.7	8.3
Other comprehensive (loss) income	(13.2)	(11.9)			(104.1)	92.2	(1.3)
Total comprehensive income	136.8	129.8			(104.1)	233.9	7.0
Issuance of common shares under an equity offering/ subscription receipts (in shares)			22,400,000
Issuance of common shares upon conversion of subscription receipts	689.7	689.7	$ 677.2	12.5
Exercise of stock options (in shares)			1,268,660
Exercise of stock options	27.1	27.1	$ 31.3	(4.2)
Share-based payments expense	7.8	7.8		7.8
Transfer of realized cash flow hedge losses related to business combinations	14.8	14.8			14.8
Transactions with non-controlling interests	(2.4)						(2.4)
Number of shares (in shares) at Mar. 31, 2022			317,024,123
Balances, end of year at Mar. 31, 2022	4,086.6	4,009.7	$ 2,224.7	38.6	(31.2)	1,777.6	76.9
Net income	231.9	222.7				222.7	9.2
Other comprehensive (loss) income	257.0	252.9			198.4	54.5	4.1
Total comprehensive income	488.9	475.6			198.4	277.2	13.3
Exercise of stock options (in shares)			882,167
Exercise of stock options	16.3	16.3	$ 18.9	(2.6)
Share-based payments expense	6.1	6.1		6.1
Transactions with non-controlling interests	(9.0)						(9.0)
Number of shares (in shares) at Mar. 31, 2023			317,906,290
Balances, end of year at Mar. 31, 2023	$ 4,588.9	$ 4,507.7	$ 2,243.6	$ 42.1	$ 167.2	$ 2,054.8	$ 81.2